Stockholders’ Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Schedule of restricted stock options

	Restricted Stock Units Outstanding
	Number of	Weighted Average Grant – Date	Weighted Average Remaining life	Aggregate Intrinsic
	Units	Fair Value Price	(years)	Value

Outstanding, December 31, 2022	—	$—	—	$—
Granted	91,875	2.25	3.00	71,955
Exercised	—	—		—
Forfeited/canceled	(24,625)	(2.25)		(34,968)
Outstanding, December 31, 2023	67,250	$2.25	2.07	$36,987

Granted	87,300	0.84	2.56	48,015
Exercised	—	—		—
Forfeited/canceled	(70,010)	(1.32)		(38,505)
Outstanding, December 31, 2024	84,540	$1.56	1.57	$46,497

Twin Vee Powercarsco [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of assumptions

	Nine months ended	Nine months ended
	September 30,	September 30,
	2025	2024
Expected term	5.7 years	6.0 years
Expected average volatility	48.4%	86.7%
Expected dividend yield	—	—
Risk-free interest rate	4.1%	4.2%

Schedule of share based compensation stock option activity

	Options Outstanding		Weighted
	Number of	Weighted Average	Average Remaining life	Fair value of
	Options	Exercise Price	(years)	option

Outstanding, January 1, 2025	213,904	$29.30	5.04	1,708,693
Granted	72,000	2.71	—	98,371
Exercised	—	—	—
Expired	(4,358)	(27.75)	—	(52,669)
Forfeited/canceled	(10,917)	(3.16)	—	(18,356)
Outstanding, September 30, 2025	270,629	$23.30	7.94	1,736,039

Exercisable options, September 30, 2025	165,418	$35.17	7.15	1,519,367

	Options Outstanding		Weighted
	Number of Options	Weighted Average Exercise Price	Average Remaining life (years)	Grant Date Fair value of option

Outstanding, January 1, 2024	127,093	$39.85	8.04	2,213,178
Granted	74,199	6.31	—	233,957
Exercised	—	—	—	—
Expired	(33,888)	(38.73)	—	(578,873)
Forfeited/canceled	(12,284)	(12.80)	—	(157,292)
Outstanding, September 30, 2024	155,120	$24,85	8.25	1,710,970

Exercisable options, September 30, 2024	77,339	$41.61	7.24	$1,396,557

Schedule of restricted stock options

	Restricted Stock Units Outstanding
	Number of	Weighted Average Grant – Date	Weighted Average Remaining life	Aggregate Intrinsic
	Units	Fair Value Price	(years)	Value

Outstanding, January 1, 2025	7,567	$15.98	1.58	$20,734
Granted	8,900	4.40	—	24,386
Exercised	—	—	—	—
Forfeited/canceled	(3,415)	6.86	—	(9,357)
Outstanding, September 30, 2025	13,032	$10.04	1.89	$35,763

	Restricted Stock Units Outstanding
	Number of	Weighted Average Grant – Date	Weighted Average Remaining life	Aggregate Intrinsic
	Units	Fair Value Price	(years)	Value

Outstanding, January 1, 2024	6,725	$22.50	2.07	$40,350
Granted	8,730	8.38	—	52,380
Exercised	—	—	—	—
Forfeited/canceled	(6,611)	(13.19)		(39,666)
Outstanding, September 30, 2024	8,844	$15.52	1.82	$53,064

Twin Vee [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of assumptions

	Year Ended December 31	Year Ended December 31,
	2024	2023
Expected term	1.42-6.5 years	5 years
Expected average volatility	39.1 – 49.6%	35.9 - 51%
Expected dividend yield	—	—
Risk-free interest rate	3.77 –4.55%	0.72 – 1.5-4.72%

Schedule of share based compensation stock option activity

	Options Outstanding
	Number of	Weighted Average	Weighted Average Remaining life	Fair value
	Options	Exercise Price	(years)	of options

Outstanding, December 31, 2022	1,283,571	$4.14	8.95	$2,324,581
Granted	75,000	1.35	10.00	39,960
Exercised	—	—		—
Forfeited/canceled	(87,555)	(3.65)		(151,394)
Outstanding, December 31, 2023	1,271,016	$3.99	8.04	$2,213,147
Granted	1,352,458	2.19	5.16	266,500
Exercised	—	—		—
Forfeited/canceled	(484,303)	(3.63)		(770,996)
Outstanding, December 31, 2024	2.139,171	$2.93	5.04	$1,708,651

Exercisable options, December 31, 2024	1,177,766	$4.32	7.31

Forza [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of assumptions

Year Ended December 31
2023
Expected term	5 years
Expected average volatility	108 - 113%
Expected dividend yield	—
Risk-free interest rate	2.98 –4.72%

Schedule of share based compensation stock option activity

	Options Outstanding		Weighted Average
	Number of	Weighted Average	Remaining life
	Options	Exercise Price	(years)	Fair value of option

Outstanding, December 31, 2022	1,441,500	$3.41	0.05	$4,009,913
Granted	518,000	0.70	9.76	287,835
Exercised	—	—
Forfeited/canceled	(69,583)	1.24	9.62	(40,248)
Outstanding, December 31, 2023	1,889,917	$2.75	9.36	$4,257,500

Exercisable options, December 31, 2023	611,250	$2.79	2.79